INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Expense (Benefits)
Income tax benefit (taxes on income) are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Deferred tax benefit (expense)	$(1,130)	$1,989	$777
Current taxes	(2,626)	(1,254)	(1,323)

	(3,756)	735	(546)

Domestic	(296)	(285)	(209)
Foreign	(3,460)	1,020	(337)

	(3,756)	735	(546)
Domestic taxes:
Current	(296)	(285)	(209)
Deferred	-	-	-

	(296)	(285)	(209)
Foreign taxes:
Current	(2,330)	(969)	(1,114)
Deferred	(1,130)	1,989	777

	(3,460)	1,020	(337)

Income tax benefit (taxes on income)	$(3,756)	$735	$(546)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
Loss before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(9,758)	$(9,749)	$(4,624)
Foreign	6,801	(1,679)	1,561

	$(2,957)	$(11,428)	$(3,063)

Schedule of Reconciliation Between The Theoretical Tax Expense And The Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2017	2016	2015
Loss before taxes, as reported in the consolidated statements of operations	$(2,957)	$(11,428)	$(3,063)

Statutory tax rate	24.0%	25.0%	26.5%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$710	$2,857	$812
Income tax benefit (taxes on income) at rate other than the Israeli statutory tax rate	(869)	236	(307)
Non-deductible expenses and other permanent differences	(668)	(526)	26
Losses and timing differences for which valuation allowance was provided	(2,186)	(1,615)	(835)
Impacts related to the Act (as defined below)	(543)	-	-
Other individually immaterial income tax items	(200)	(217)	(242)

Income tax benefit (taxes on income)	$(3,756)	$735	$(546)

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016

Net operating loss carry forwards	$13,793	$12,979
Research and development expenses	2,751	2,312
Employee related accruals	502	409
Share-based compensation and other timing differences	1,201	1,248
Total deferred tax asset before valuation allowance	18,247	16,948
Less - valuation allowance	(16,967)	(14,481)

Deferred tax asset	1,280	2,467

Deferred tax liability - Intangible assets and other	(71)	(219)

Deferred tax assets, net	$1,209	$2,248

Domestic:	$-	$-

Foreign:	$1,209	$2,248

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2017	2016	2015

Opening balance	$390	$191	$93
Additions for prior years' tax position	-	103	-
Additions related to the current year	46	96	113
Reduction of prior years' tax position due to lapse of statute of limitation	-	-	(15)
Settlements with tax authorities	(182)	-	-

Closing balance	$254	$390	$191

Included in accrued expenses and other current liabilities	$-	$182	$40

Included in other long term liabilities	$254	$208	$151